Other Income and Expenses, Net - Summary of Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Expenses [Line Items]
Provision for the class action agreement	$ (3,449)
Pension and medical benefits-retirees	(2,726)	$ (2,304)	$ (1,960)
Unscheduled stoppages and pre-operating expenses	(1,598)	(1,859)	(1,239)
Gains / (losses) related to legal, administrative and arbitration proceedings	(898)	(1,393)	(1,569)
Allowance for impairment of other receivables	(432)	(671)	(374)
Institutional relations and cultural projects	(258)	(253)	(428)
Profit sharing	(151)
Health, safety and environment	(70)	(80)	(95)
Operating expenses with thermoelectric power plants	(67)	(96)	(119)
Reclassification of cumulative translation adjustments-CTA	(37)	(1,457)
Provision for debt assumed from suppliers with subcontractors		(105)
Government grants	91	173	17
Gain on remeasurement of investment retained with loss of control	217
Voluntary Separation Incentive Plan-PIDV	237	(1,228)	(115)
Amounts recovered from Lava Jato investigation	252	131	72
Gains / (losses) on decommissioning of returned/abandoned areas	337	1,491	(144)
Expenses/Reimbursements from E&P partnership operations	372	569	530
Ship/Take or Pay agreements	543	282	225
Gains / (losses) on disposal/write-offs of assets	1,498	293	(758)
Others	(272)	424	(197)
Total	(5,599)	(5,207)	(5,345)
Related to retirees [member]
Other Income And Expenses [Line Items]
Pension and medical benefits-retirees	$ (1,914)	$ (1,428)	$ (1,151)